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November 10, 2004

U.S. Securities and Exchange Commission	COPIES SENT VIA FEDERAL EXPRESS
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Attn:	Ms. Barbara C. Jacobs
Jeffrey Werbitt
Tangela Richter
Mail Stop 4-6

RE:	The viaLink Company
Form S-4 (File No. 333-118735), filed September 1, 2004

Ladies and Gentlemen:

     On behalf of The viaLink Company, a Delaware corporation (the “Company”), we have filed Amendment No. 2 to the Form S-4 in response to the Staff’s comment letter, dated November 8, 2004, which was addressed to Mr. Carter, the Chief Financial Officer of the Company.

     By this letter we have responded on behalf of the Company to each of the comments set forth in your November 8 letter. For your convenience, the numbered paragraphs below correspond to those in the November 8 comment letter, and your comments have also been presented in bold face. We are also sending a copy of this letter to you via overnight delivery, together with two marked copies of Amendment No. 2 to the Form S-4 filed by the Company.

Form S-4

Fee Table

     1. It does not appear that your fee table properly includes all of the shares that you are registering under this registration statement. For example, it does not appear that the fee table includes the common stock purchase warrants and/or the common stock underlying the common stock purchase warrants that will be issued as a result of the Prescient merger. Also, it does not appear that the fee table includes all of the common stock to be issued to the Prescient shareholders. Please revise your fee table to take into account all of the securities to be issued in the Prescient merger.

Disclosure responsive to this comment has been added to the Fee Table on the cover page of the registration statement, and corresponding changes have been made to the cover

November 10, 2004

page and page (iv) of the proxy statement/prospectus. We also supplementally confirm for you that all shares to be issued as merger consideration are listed on the fee table, and the stock options to be granted will be registered on the Company’s existing Form S-8.

Prospectus Cover Page

     2. We note that your cover page is three pages. Be advised that Item 501(a) of Regulation S-B limits the outside front cover page of the prospectus to one page. Please revise your prospectus to comply with this item requirement and include only the information required by Item 501 of Regulation S-B and Item 1(b) of Schedule 14A. You may, however, include either a Chief Executive Officer’s letter or a separate cover page in your document.

In response to the Staff’s comment, we have moved the letter from the Company’s chief executive officer to Exhibit 99.3, and disclosure responsive to this comment has been added to the cover page of the proxy statement/prospectus.

     3. You disclose that Prescient shareholders will own approximately 45% of the combined company. Revise to also clarify, if true, that the Prescient shareholders will receive 45% of the outstanding shares of each class of capital stock of viaLink.

Disclosure responsive to this comment has been added to the cover page and the CEO’s letter.

Summary, page 1

     4. We refer you to prior comment 3. Supplementally confirm that each “major shareholder” of Prescient that entered into the shareholder voting and allocation agreement is a holder of 5% or more of the voting equity securities of Prescient.

Based upon information provided by Prescient to the Company, we note in response to the Staff’s comment that (i) all Prescient shareholders who have 5% or more of the voting equity securities have signed the shareholder voting and allocation agreement; and (ii) two shareholders owning less than 5% (1.55% each) also signed a voting and allocation agreement.

The Merger, page 28

     Recent Financing Transactions for ViaLink, page 42

     5. We note that you are registering 70 shares of Series F preferred stock on this registration statement. We also note that the 10% convertible notes will automatically convert into $1.25 million shares of Series F preferred stock and you will issue an additional 150 shares of Series F preferred stock upon closing of the merger. Supplementally advise why the transactions to which you refer should not be considered

November 10, 2004

part of the same offering of shares of your Series F preferred stock. In this regard, provide us with a detailed integration analysis to support your belief. Also, if you are relying on staff no-action letter or interpretation, please advise.

As described in the Second Amendment to the Registration Statement, there are no shares of Series F preferred stock outstanding at the current time. In May 2004, the Company privately negotiated a loan transaction with two of its principal stockholders, each of whom is an accredited investor (herein the “Funding Institutional Stockholders”). The proceeds of this transaction were to fund the Company’s operations through the date of the merger and, if the merger were to occur, during the period immediately after the merger.

At the same time, the Company was negotiating a merger agreement with Prescient, for which the principal economic terms were that the two companies would have no indebtedness for borrowed money and that the Prescient stockholders would generally receive 45% of each class of the Company’s equity securities. Accordingly, the Funding Institutional Stockholders structured the transaction so that (i) any funding prior to the occurrence of the merger would be in the form of 10% secured promissory notes, (ii) these notes would automatically convert, in the event the merger occurred, into equity securities (which the noteholders required to be a new series of preferred stock—Series F Preferred Stock) and (iii) any funding on and after the merger date would be in the form of Series F Preferred Stock.

Recognizing that Prescient holders were entitled to receive 45% of each class of outstanding equity securities on the date of the merger, the Company and Prescient modeled the merger consideration to include Series F Preferred Stock. Also recognizing that the 55/45 ratio was a central component of the merger transaction, the Funding Institutional Stockholders agreed that a designee of the Prescient shareholder group could provide 45% of the Series F financing to occur at the time of the merger. Any such participation by a designee of the Prescient shareholder group is dependent upon discussions between the Funding Institutional Stockholders and such Prescient shareholder. The Company believes that the Funding Institutional Stockholders have discussed such participation with one institutional shareholder of Prescient; however, the Company has not participated in these discussions.

Although both the transaction with the Funding Institutional Stockholders and the merger transaction involve the issuance of Series F Preferred Stock, we believe it is clear that the two transactions should not be considered integrated transactions, applying the traditional factors of the integration doctrine:

No single plan of financing. The transaction with the Funding Institutional Stockholders is a privately negotiated transaction with two accredited investors that is independent of the merger. The Company required a cash infusion in May 2004 whether or not the merger would ever occur. As noted on pages 4 and 42 of the proxy statement, the Funding Institutional Stockholders had been providing this type of financing since April

November 10, 2004

2003, more than one year before the announcement of the merger agreement with Prescient. Although the occurrence of the merger is a stated milestone for the second phase of the loan transaction, the Company will require additional cash at such time whether or not the merger occurs.

Different class of security being offered. The first phase of the transaction with the Funding Institutional Stockholders is a classic debt financing (secured notes), and the second phase is focused upon one specific series of the Company’s preferred stock. The merger deals ratably with all classes of the Company’s equity securities. Should the merger not occur, the secured note transaction with the Funding Institutional Stockholders will need to be refinanced or repaid. Only if the merger occurs do the secured notes convert into equity securities.

Different consideration. The transaction with the Funding Institutional Stockholders provides cash proceeds to the Company. The merger is entirely an exchange of equity securities which provides no cash consideration to the Company.

Different purpose. As stated above, the transaction with the Funding Institutional Stockholders is a financing transaction, providing critical cash resources to the Company. The merger is a strategic transaction, which provides no cash but allows the combining of intellectual property and management resources by the two companies to the merger.

Different time periods. While the time periods for the transactions overlap in part, they are also very distinct. As noted above, the transactions between the Company and the Funding Institutional Stockholders are part of a series of periodic fundings that commenced in early 2003, more than 18 months prior to the filing of the proxy statement/prospectus in respect of the merger. Even prior to 2003, the Company’s 1934 Act filings described the funding from its principal stockholders as the integral component of its liquidity and capital resources.

We have further modified the disclosure on pages 4 and 42 of the proxy statement/prospectus to clarify the distinct nature of the financing transactions and the merger.

The Merger Agreement, page 47

     Consideration to be Received in the Merger: Treatment of Stock Options, page 48

     6. You disclose that the schedule on page 50 sets forth the aggregate shares and applicable exchange ratio for each class of Prescient stock. However, it does not appear that the schedule addresses the applicable exchange ratio. Please revise or supplementally advise.

Disclosure responsive to this comment has been made to “The Merger Agreement — Consideration to be Received in the Merger: Treatment of Stock Options” (p. 50).

November 10, 2004

     Thank you for your cooperation regarding this matter. Please call me at (214) 922-4156 if you have any other questions or if I may be of any other assistance.

Sincerely,

Lance M. Hardenburg

cc:	Brian Carter
Bruce H. Hallett

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